Accounts Receivable	12 Months Ended
Dec. 31, 2023
Accounts Receivable [Abstract]
ACCOUNTS RECEIVABLE

NOTE 3 — ACCOUNTS RECEIVABLE

Accounts receivable consisted of the following:

	As of December 31,
	2023	2022
Accounts receivable, gross	$6,066,309	$7,429,904
Less: allowance for current expected credit loss	(52,773)	-
Accounts receivable, net	$6,013,536	$7,429,904

Following CECL rates were used to calculate current expected credit losses:

Age of accounts receivable	Current	31-60 days	61-90 days	91-120 days	121-180 days	181-270 days	271-360 days	Over 360 days
Historical loss rate	0.000%	0.000%	0.000%	0.000%	0.000%	0.000%	0.000%	0.000%
Adjustment	0.288%	0.575%	0.863%	1.150%	1.725%	2.588%	3.450%	3.795%
CECL rate	0.288%	0.575%	0.863%	1.150%	1.725%	2.588%	3.450%	3.795%

As of December 31, 2023, accounts receivable due from Weichai LOVOL Heavy Industry Co. Ltd (“LOVOL”) recorded at approximately $1.1 million (or RMB 7.8 million), was pledged as collateral to secure the working capital loan of 760,574 from China Industrial Bank.

As of December 31, 2022, accounts receivable due from Weichai LOVOL Heavy Industry Co. Ltd (“LOVOL”) recorded at approximately RMB13.5 million (or $2.0 million), was pledged as collaterals to secure the factoring loan with recourse with Shandong Heavy Industry Finance (see Note 9).